Shareholder Report, Holdings (Details)	Jul. 31, 2026
VistaShares Target 15 ACKtivist Distribution ETF | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
VistaShares Target 15 ACKtivist Distribution ETF | Pershing Square USA Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VistaShares Target 15 ACKtivist Distribution ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VistaShares Target 15 ACKtivist Distribution ETF | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VistaShares Target 15 ACKtivist Distribution ETF | Amazon.com, Inc., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $230.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VistaShares Target 15 ACKtivist Distribution ETF | Microsoft Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $390.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VistaShares Target 15 ACKtivist Distribution ETF | Microsoft Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $435.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VistaShares Target 15 ACKtivist Distribution ETF | Uber Technologies, Inc., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $67.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VistaShares Target 15 ACKtivist Distribution ETF | Seaport Entertainment Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VistaShares Target 15 ACKtivist Distribution ETF | Brookfield Corp., Purchased Call Option, Expiration: 8/21/2026; Exercise Price: $42.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VistaShares Target 15 ACKtivist Distribution ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VistaShares Target 15 ACKtivist Distribution ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VistaShares Target 15 ACKtivist Distribution ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VistaShares Target 15 ACKtivist Distribution ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VistaShares Target 15 ACKtivist Distribution ETF | Purchased Call Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VistaShares Target 15 ACKtivist Distribution ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VistaShares Target 15 ACKtivist Distribution ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
VistaShares Target 15 Berkshire Select Income ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VistaShares Target 15 Berkshire Select Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VistaShares Target 15 Berkshire Select Income ETF | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VistaShares Target 15 Berkshire Select Income ETF | Delta Air Lines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Target 15 Berkshire Select Income ETF | DaVita, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VistaShares Target 15 Berkshire Select Income ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VistaShares Target 15 Berkshire Select Income ETF | Sirius XM Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 Berkshire Select Income ETF | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 Berkshire Select Income ETF | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 Berkshire Select Income ETF | Kraft Heinz Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 Berkshire Select Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
VistaShares Target 15 Berkshire Select Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
VistaShares Target 15 Berkshire Select Income ETF | Purchased Call Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VistaShares Target 15 Berkshire Select Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VistaShares Target 15 Berkshire Select Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
VistaShares Target 15 Berkshire Select Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VistaShares Target 15 Berkshire Select Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
VistaShares Target 15 Berkshire Select Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Target 15 Berkshire Select Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VistaShares Target 15 DRUKMacro Distribution ETF | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VistaShares Target 15 DRUKMacro Distribution ETF | BBB Foods, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 DRUKMacro Distribution ETF | Roku, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Teva Pharmaceutical Industries Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VistaShares Target 15 DRUKMacro Distribution ETF | NewAmsterdam Pharma Co. N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VistaShares Target 15 DRUKMacro Distribution ETF | STMicroelectronics NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VistaShares Target 15 DRUKMacro Distribution ETF | Option Care Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VistaShares Target 15 DRUKMacro Distribution ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VistaShares Target 15 DRUKMacro Distribution ETF | Coupang, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VistaShares Target 15 DRUKMacro Distribution ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VistaShares Target 15 DRUKMacro Distribution ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Purchased Call Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 DRUKMacro Distribution ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VistaShares Target 15 DRUKMacro Distribution ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
VistaShares Target 15 DRUKMacro Distribution ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 DRUKMacro Distribution ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
VistaShares Target 15 DRUKMacro Distribution ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VistaShares Target 15 DRUKMacro Distribution ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
VistaShares Target 15 DRUKMacro Distribution ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 DRUKMacro Distribution ETF | Purchased Put Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VistaShares Target 15 USA Quality Income ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VistaShares Target 15 USA Quality Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VistaShares Target 15 USA Quality Income ETF | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 USA Quality Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VistaShares Target 15 USA Quality Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VistaShares Target 15 USA Quality Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VistaShares Target 15 USA Quality Income ETF | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VistaShares Target 15 USA Quality Income ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 USA Quality Income ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 USA Quality Income ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VistaShares Target 15 USA Quality Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VistaShares Target 15 USA Quality Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
VistaShares Target 15 USA Quality Income ETF | Purchased Call Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VistaShares Target 15 USA Quality Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
VistaShares Target 15 USA Quality Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
VistaShares Target 15 USA Quality Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VistaShares Target 15 USA Quality Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VistaShares Target 15 USA Quality Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%

[1]	Does not round to 0.1